Summary of Significant Accounting Policies	6 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Summary of significant accounting policies

Note 2 — Summary of significant accounting policies

Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for information pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”). The unaudited condensed consolidated financial statements as of September 30, 2025 and for the six months ended September 30, 2025 and 2024 included all adjustments considered necessary to present fairly the financial position, results of operations and cash flow for such interim periods. Certain information and footnote disclosures normally included in the financial statements prepared in conformity with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. The results of operations for the six months ended September 30, 2025 and 2024 are not necessarily indicative of results to be expected for the full year of 2026 and 2025, respectively. Accordingly, these unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements as of and for the years ended March 31, 2025 and 2024.

Principles of consolidation

The unaudited condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

Use of estimates

The preparation of the unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the unaudited condensed consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in the Company’s unaudited condensed consolidated financial statements include lease liabilities, right-of-use assets, determinations of the useful lives and valuation of long-lived assets, estimates of allowances for credit loss and doubtful accounts, reserve for excess and obsolete inventory, estimates of impairment of long-lived assets and goodwill, valuation allowances for deferred tax assets, other provisions and contingencies, contingent consideration for acquisition, fair value of derivative liability and estimated fair value used in business acquisitions. Actual results could differ from these estimates, and as such, differences may be material to the unaudited condensed consolidated financial statements.

Foreign currency translation and transaction

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are recorded in the unaudited condensed consolidated statements of operation and comprehensive loss.

The reporting currency of the Company is United States Dollars (“US$”) and the accompanying financial statements have been expressed in US$. The Company’s subsidiaries in Singapore, Hong Kong, Malaysia, China, Brazil, the United Kingdom, Japan, Thailand, and Dubai conduct their businesses and maintain their books and records in US$, or local currencies of Singapore Dollars (“SGD”), Hong Kong Dollar (“HKD”), Malaysian Ringgit (“MYR”), Chinese Yuan (“RMB”), Brazil Real (“BRL”), United Arab Emirates Dirham (“AED”), Japanese Yen (“JPY”), and Thai Baht (“THB”) as their respective functional currencies.

In general, for consolidation purposes, assets and liabilities of its subsidiaries whose functional currency is not US$ are translated into US$, in accordance with ASC Topic 830-30, “Translation of Financial Statement”, using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from translation of financial statements of foreign subsidiary are recorded as a separate component of accumulated other comprehensive loss within the statements of change in shareholders’ equity. Cash flows are also translated at average translation rates for the periods. Therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the unaudited condensed consolidated balance sheets. Exchange rate presented below were quoted by the Federal Reserve of the United States.

Translation of foreign currencies into US$ 1 have been made at the following exchange rates for the respective periods:

	As of and for the Six Months ended September 30,		As of March 31,
	2025	2024	2025
Period-end SGD: US$1 exchange rate	1.2903	1.2831	1.3445
Period-end HKD: US$1 exchange rate	7.7809	7.7693	7.7799
Period-end MYR: US$1 exchange rate	4.2060	4.1210	4.4365
Period-end RMB: US$1 exchange rate	7.1190	7.0176	7.2567
Period-end BRL: US$1 exchange rate	5.3269	5.4509	5.7405
Period-end AED: US$1 exchange rate	3.6730	-	3.6730
Period-end THB: US$1 exchange rate	32.470	-	-
Period-end JPY: US$1 exchange rate	147.97	-	-
Period-average SGD: US$1 exchange rate	1.2921	1.3362	1.3380
Period-average HKD: US$1 exchange rate	7.8119	7.2023	7.7930
Period-average MYR: US$1 exchange rate	4.2650	4.3513	4.5067
Period-average RMB: US$1 exchange rate	7.1947	7.2023	7.2163
Period-average BRL: US$1 exchange rate	5.5591	5.3784	5.6071
Period-average AED: US$1 exchange rate	3.6728	-	3.6729
Period-average THB: US$1 exchange rate	32.6931	-	-
Period-average JPY: US$1 exchange rate	146.0118	-	-

Business Combination

The Company accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 “Business Combinations.” The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred to the sellers and liabilities incurred by the Company and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiaries acquired, the difference is recognized directly in the unaudited condensed consolidated statements of operation and comprehensive income (loss). During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the unaudited condensed consolidated statements of operation and comprehensive loss.

Non-controlling interests

For the Company’s non-wholly owned subsidiaries, a non-controlling interest is recognized to reflect portion of equity that is not attributable, directly or indirectly, to the Company. The cumulative results of operations attributable to non-controlling interests are also recorded as non-controlling interests in the Company’s unaudited condensed consolidated balance sheets and unaudited condensed consolidated statements of operation and comprehensive loss. Cash flows related to transactions with non-controlling interests are presented under financing activities in the unaudited condensed consolidated statements of cash flows.

Segment reporting

The chief executive officer is identified as the Company’s chief operating decision-maker who reviews financial information presented on a consolidated basis, accompanied by disaggregated information about revenues by different revenues streams for purposes of allocating resources and evaluating financial performance. Based on qualitative and quantitative criteria established by Accounting Standards Codification (“ASC”) 280, “Segment Reporting”, the Company considers itself to be operating within four operating and three reportable segments as set forth in Note 24.

Cash and cash equivalents, and restricted cash

Cash is carried at cost and represents cash on hand. Cash equivalents consist of time deposits placed with banks or other financial institutions and all highly liquid investments with an original maturity of three months or less. In addition, cash equivalents also consist of funds received from customers, which were held at the third-party platform’s account, and which are unrestricted and immediately available for withdrawal and use.

Restricted cash consists of fixed deposits being held as collateral to secure the banking facilities. As of September 30, 2025 and March 31, 2025, the Company had deposit amounted to $3,138,188 and $3,131,335, respectively, held in the banks as collateral to secure the banking facilities which the Company signed with HSBC Bank and Citibank (referred to Note 14).

Accounts receivable, net

Accounts receivable are recognized and carried at the original invoiced amount less an allowance for credit losses and do not bear interest. Customers who owed accounts receivables, are granted credit terms based on their credit metrics. The Company measured the credit loss against its accounts receivable and records the allowance for credit losses as an offset to accounts receivable, and the estimated credit losses charged to the allowance is classified as “general and administrative” in the unaudited condensed consolidated statements of operation and comprehensive loss. The Company assesses collectability by reviewing accounts receivable on a collective basis where similar characteristics exist, primarily based on similar business line, service or product offerings and on an individual basis when the Company identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the accounts receivable balances, credit quality of the Company’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecast of future economic conditions and other factors that may affect the Company’s ability to collect from customers. As of September 30, 2025 and March 31, 2025, the Company provided allowance for credit loss of $480,055 and $248,956, respectively.

Inventories, net

Inventories are stated at the lower of cost or net realizable value. Weighted average method is the inventory valuation method applied to these inventories. Inventories mainly include physical console game compact disc, gaming hardware, computer peripherals, and accessories which are purchased from the Company’s suppliers as merchandized goods. Inventories are reviewed for potential write-down for estimated obsolescence or unmarketable inventories which equals the difference between the costs of inventories and the estimated net realizable value based upon forecasts for future demand and market conditions. When inventories are written down to net realizable value, it is not marked up subsequently based on changes in underlying facts and circumstances. For the six months ended September 30, 2025 and 2024, $49,533 and $141,047 of inventories write-down were recorded, respectively.

Other receivables and other current assets, net

Other receivables primarily include receivables from the marketing expense related to promoting console games that the Company paid on behalf of vendors, and refundable deposit such as rental deposit. The Company measures credit loss against its other receivables using the current expected credit loss model under ASC 326. As of September 30, 2025 and March 31, 2025, the Company provided allowance for credit loss of $179,263 and $27,923, respectively.

Prepayments, net

Prepayments are mainly cash deposited or advanced to suppliers for future inventory purchases. These amounts are refundable if the purchases are not completed and bear no interest. For any prepayments determined by management that such advances will not be in receipts of inventories, services, or refundable, the Company will recognize an allowance account to reserve such balances. Management regularly reviews the aging of such balances and changes in payment and realization trends and records allowances when management believes collection or realization of amounts due are at risk. Delinquent account balances are written-off against allowance after management has determined that the likelihood of completion or collection is not probable. As of September 30, 2025 and March 31, 2025, the Company provided allowance related to prepayment of $114,785 and $114,792, respectively.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets with no residual value. The estimated useful lives are as follows:

Expected useful lives
Office equipment	3 years
Furniture & fitting	3 years
Office and warehouse renovation	Shorter of the lease term or 3 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the unaudited condensed consolidated statements of operation and comprehensive loss. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Indefinite-lived intangible assets (Console Game Codes)

The Company’s indefinite-lived intangible assets consisted of the console game codes. The console game codes represent sequences of code providing users with access to specific video games. Acquired from vendors in batches, their primary purpose is for resale. Each console game code grants single access right to the user and is individually identified at cost upon purchase from its vendor.

Each console game code is defined as an intangible asset, due to its lack of physical form. The useful life of an intangible asset should be considered indefinite if no legal, regulatory, contractual, competitive, economic, or other factors limit its useful life to the reporting entity in accordance with ASC 350-30-35-4. Consequently, each console game code is recorded at cost on the Company’s unaudited condensed consolidated balance sheet and is not subject to amortization. Instead, the cost of each game code will be transferred to cost of goods sold upon the sale of each individual code. Additionally, the remaining balance of the console game codes will continue to generate cash flows from sales activities until the last code is sold, with the total balance and the number of console game codes decreasing as individual codes are sold.

Impairment testing for indefinite-lived intangible assets is conducted on both an interim and annual basis to assess whether the carrying value of an individual asset exceeds its fair value. When the carrying value exceeds fair value, the carrying amount is reduced to the fair value. The assessment for impairment incorporates a review of external factors, including current market prices for console game codes, market demand trends, and market competition. Additionally, the evaluation considers the long-term viability of the console game codes, factoring in elements such as platform support and the lifespan of the gaming ecosystem in which the console game codes operate.

If the fair market value of an indefinite-lived intangible asset is determined to be lower than its carrying value at any point during the reporting period, an impairment loss equal to the difference is recognized in the unaudited condensed consolidated statements of operations and comprehensive loss. For the six months ended September 30, 2025 and 2024, no impairment loss was recorded against indefinite-lived intangible assets.

Definite-lived intangible assets

Definite-lived intangible assets consisted primarily of customer relationships, trademark and license. The estimated useful life and amortization methodology of intangible assets are determined based on the period in which they are expected to contribute directly to cash flows in accordance with ASC Topic 350 “Intangibles — Goodwill and Other”. Intangible assets that are determined to have a definite life are amortized over the life of the asset.

Definite-lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment loss for identifiable intangible assets is based on the amount by which the carrying amount of the assets exceeds its fair value determined by using a discounted cash flow model.

Long-term investments

The Company accounts for equity investments without a readily determinable fair value under ASC 321, Investments - Equity Securities. Such investments are initially measured at cost and subsequently adjusted for observable price changes and impairments, if applicable. Impairment assessments are conducted at each reporting date, and any impairment losses are recognized in the unaudited condensed consolidated statement of operations and comprehensive loss. Equity investments are evaluated to determine whether they meet the definition of in-substance common stock under ASC 323, Investments - Equity Method and Joint Ventures. Investments that fail to meet this definition are not accounted for under the equity method. Instead, they are classified and measured in accordance with ASC 321.

Investment in convertible note

The Company holds an investment in convertible note with a fair value of $2,508,204 as of September 30, 2025. The investment in convertible note was acquired as part of the business combination with Ban Leong which is recorded at fair value under the fair value option in accordance with ASC 825-10, Fair Value Option, and ASC ASU 2016-01, Financial Instruments-Overall, the Company elects the fair value option that applied to the entire instrument and records the changes in fair value in the condensed consolidated statements of operations and comprehensive loss.

Goodwill

Goodwill represents the excess of the consideration paid of an acquisition over the fair value of the net identifiable assets of the acquired subsidiaries at the date of acquisition. Goodwill is not amortized and is tested for impairment at least annually, or more often when circumstances indicate impairment may have occurred. Goodwill is carried at cost less accumulated impairment losses. If impairment exists, goodwill is immediately written off to its fair value and the loss is recognized in the unaudited condensed consolidated statements of operations and comprehensive loss. Impairment losses on goodwill are not reversed.

The Company reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist annually or more frequently if events and circumstances indicate that it is more likely than not that an impairment has occurred. Management has determined that the Company has two reporting units within the entity at which goodwill is monitored for internal management purposes.

The table below summarizes the changes in the carrying amount of goodwill for each reporting unit:

	Console Game	Publishing	Media Advertising service	Others	Total
Balance at March 31, 2024	$2,721,521	$-	$-	$268,873	$2,990,394
Impairments	-	-	-	-	-
Balance at March 31, 2025	2,721,521	-	-	268,873	2,990,394
Acquired goodwill	9,819,837	-	-	-	9,819,837
Impairments	-	-	-	-	-
Balance at September 30, 2025 (unaudited)	$12,541,358	$-	$-	$268,873	$12,810,231

An entity performs its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize a goodwill impairment charge for the amount by which the reporting unit’s carrying amount exceeds its fair value. If fair value exceeds the carrying amount, no impairment should be recorded. Any loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.

An entity may still perform the optional qualitative assessment for a reporting unit to determine if it is more likely than not that goodwill is impaired. However, this ASU eliminates the requirement to perform a qualitative assessment for any reporting unit with zero or negative carrying amount.

For the six months ended September 30, 2025 and 2024, management evaluated impairment of goodwill by performing qualitative assessment on its reporting units and determined that it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, and therefore, no impairment loss on goodwill was recognized for the six months ended September 30, 2025 and 2024.

Impairment for long-lived assets

In accordance with ASC 360-10, long-lived assets, including property and equipment with finite lives, are reviewed for impairment loss whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognizes an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the assets. If an impairment loss is identified, the Company will reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach, or, when available and appropriate, comparable market values. As of September 30, 2025 and March 31, 2025, no impairment of long-lived assets was recognized.

Derivative asset

In connection with the share sale and purchase Agreement (“2Game SPA”) executed on March 19, 2025 between the Company and 2Game’s minority shareholders for the acquisition of an additional 10% controlling interest in 2Game, the Company recognized a derivative asset related to a contractual buy-back option and obligation (“Buy-Back Feature”) embedded in the agreement. Under the terms of the agreement, the Company has the sole discretion to exercise the buy-back option or may enforce a buy-back obligation requiring the minority shareholders of 2Game to repurchase the acquired shares at a specified premium if certain financial targets are not met within the twelve months ending March 31, 2026. In accordance with ASC 815-40 “Derivatives and Hedging,” the Company determined that the Buy-Back Feature met the definition of a derivative, and therefore need to bifurcate and separately accounted for. As a result, the Buy-Back feature is recognized as a derivative asset, measured initially and subsequently at fair value, with changes in fair value recognized in the unaudited condensed consolidated statements of operations and comprehensive loss in each reporting period until the obligation is settled or expires.

Contingent consideration for acquisitions

In connection with the business combination set forth in Note 4, the Company recognized contingent consideration for acquisition upon completion of the business combination in accordance with ASC 805-10-55-28. The Company determined the fair value of the contingent consideration for acquisition as the Company has the obligation to pay cash or issuing shares to settle the contingent consideration upon 2Game’s achievement of certain performance milestones.

In accordance with ASC 815-40 “Derivatives and Hedging”, the Company determined that the contingent consideration for acquisition should be classified as a liability as it is not considered indexed to the Company’s stock. As a result, the contingent consideration for acquisition shall be measured initially, and subsequently at fair value on each reporting date. The Company will continue to adjust the carrying value of the contingent consideration for acquisitions until contingency is finally determined. Any changes in fair value will be recorded as a gain or loss in the statements of operations and comprehensive loss.

Contingent consideration for acquisition was valued at the time of acquisitions and each of the financial statement date, using unobservable inputs and discounted cash flow methodology. The determination of the fair value is based on discounted cash flows, and the key assumptions include the probability of meeting each performance target and the discount factor.

Convertible notes and derivative liabilities

The Company accounts for convertible notes in accordance with ASC 470, Debt, and ASC 815, Derivatives and Hedging. Convertible notes that contain embedded features—such as conversion rights, bonus shares, top-up shares, or other contingent settlement provisions—are evaluated to determine whether the features require bifurcation and separate accounting. If the embedded features do not meet the criteria for separate accounting but result in the instrument being accounted for as a hybrid financial instrument, the Company applies the fair value option and measures the entire convertible note at fair value, with changes in fair value recognized as a gain or loss in the unaudited condensed consolidated statements of operations and comprehensive loss until conversion.

Embedded features that are not clearly and closely related to the host instrument and do not qualify for equity classification are accounted for as derivative liabilities. These derivative liabilities are measured at fair value upon initial recognition and remeasured at each reporting date, with changes in fair value recognized in the unaudited condensed consolidated statements of operations and comprehensive loss until the instruments are settled.

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. Upon further review of the warrant agreements, the Company concluded that its warrants qualify for equity accounting treatment.

Upon completion of the Business Combination, all of RFAC’s public and private placement warrants that were then outstanding were replaced by the Company’s public and private placement warrants. The Company treated such warrants replacement as a warrant modification and recognized incremental fair value of $12,014 as a deemed dividend paid to the warrant holders.

Revenue recognition

The Company follows the revenue accounting requirements of Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“Accounting Standards Codification (“ASC”) 606”). The core principle underlying the revenue recognition of this ASU allows the Company to recognize revenue that represents the transfer of goods and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. This requires the Company to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of goods and services transfers to a customer.

To achieve that core principle, the Company applies five-step model to recognize revenue from customer contracts. The five-step model requires the Company to (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

The Company recognizes a contract with a customer when the contract is committed in writing, the rights of the parties, including payment terms, are identified, the contract has commercial substance and collectability is probable.

Revenue recognition policies for each type of revenue stream are as follows:

(1)	Revenue from sales of console game, gaming hardware, computer accessories and other multimedia products including data storage devices.

The Company generates revenue from distributing gaming content that are compatible with major gaming consoles such as Sony PlayStation, Microsoft Xbox, and personal computers (“PC”) to retailers. In addition, the Company sells gaming hardware and accessories, primarily consisting of computer peripherals, multimedia products such as data storage devices, and other gaming-related hardware.

The Company recognized the revenue from sales of console game, gaming hardware, and accessories at a point in time when control of the product is passed to the retailers, generally after the retailers pick up the products or the Company delivers the products to the retailers’ appointed forwarding agent, which is the point in time that the retailers are able to direct the use of and obtain substantially all of the economic benefit of the goods. The transfer of control typically occurs at a point in time based on when the retailers have the obligation to pay for the goods, and physical possession of, legal title to, and the risks and rewards of ownership of the goods has been transferred, and the retailers have accepted the goods. Revenue is recognized net of estimates of variable consideration, including product returns, and customer discounts. Historically, the product return was immaterial.

Certain customers have the right to return products, primarily computer accessories and other multimedia products, including data storage devices, within 180 days of sale. Customer remedies may include the exchange of returned products. As a result, the Company estimates and records right-of-return assets and related refund liabilities as a reduction of revenue, when necessary. The Company uses its accumulated historical experience to estimate expected product returns at a portfolio level using the expected value method. As of the September 30, 2025 and March 31, 2025, the estimate expected product returns were immaterial.

The Company determined that the shipping and handling activities are performed before the customer obtains control of the good. The Company elects to account for shipping and handling as activities to fulfill the promise to transfer the good, and accrue the related shipping cost.

Cost of revenue from sales of console game, gaming hardware, and accessories consist of cost of purchase of console game compact discs, gaming hardware and accessories, and multimedia products from vendors.

(2)	Revenue from sales of console game code

The Company derives its revenue from the sale of console game codes through the following settlement arrangement: (1) fixed price settlement with sales price being predetermined in the contract, and (2) variable price settlement with sales price being variable and to be settled based on retailer’s monthly sales.

The Company recognized the revenue from sales of console game code at a point in time when control of the goods is passed to retailers or end users, generally after the console game code was E-delivered to the retailers or end users, which is the point in time that the customers are able to direct the use of, and obtain substantially all of the economic benefit of, the goods. The transfer of control typically occurs at a point in time based on when the retailers or end users have an obligation to pay for the goods, and physical possession of, legal title to, and the risks and rewards of ownership of the goods has been transferred, and the retailers or end users has accepted the goods.

For settlement arrangement under the fixed price settlement, the transaction price is generally fixed and does not contain any variable considerations such as sales returns, discounts, or rebates, as the Company settles the sales with customers on a sales contract basis.

For settlement arrangement under the variable price settlement, the transaction price varies and is determined based on the retailer’s monthly sales. The pricing for individual game codes is calculated based on their wholesale price and the quantity sold. Additionally, a proportionate adjustment is made based on the total sales of each specific game code. As a result, the consideration received from retailer can fluctuate, making it a variable component of the overall consideration.

The Company accounts for revenue from sales of console game code under both settlement arrangements as mentioned above on a gross basis as the Company is acting as a principal in these transactions and is responsible for fulfilling the promise to provide specified goods, of which the Company has control and has the ability to direct the use to obtain substantially all the benefits of the goods.

In making this determination, the Company assesses whether it is responsible to fulfill the performance obligation in these transactions, is subject to inventory risk, has latitude in establishing prices, or has met several but not all of these indicators in accordance with ASC 606-10-55-36 through 40. The Company determined that it is primarily responsible for fulfilling the promise to provide the specified good as the Company directly purchases the console game codes from the vendors prior to posting any sale to retailers or end users. Meanwhile, the Company maintained the console game codes electronically which demonstrates that Company has control over the goods and is subject to inventory risk. Furthermore, the Company has discretion in establishing the price of the goods, further demonstrating the Company’s ability to direct the use of the goods and obtain substantially all the benefits of the goods.

Cost of revenue from sales of console game code consist of cost of console game codes purchased from vendors.

(3)	Revenue from game publishing

The Company generates its revenue from game publishing by providing a non-exclusive license to reproduce, publicly display and perform, transmit, sell, license and otherwise distribute the PC games in object code form (“console game code”) to gaming platforms such as Sony’s PlayStation Network, Valve’s Steam, and Microsoft’s Xbox for distribution. In these sales arrangements, the gaming platforms are considered as the Company’s customers.

The Company recognizes revenue from game publishing at the point in time when control of the console game code is transferred to the gaming platform, which specifically occurs when the console game code is activated. Since the transaction price for publishing varies and is determined based on a predetermined rate applied to the gaming platform’s monthly sales, the Company recognizes revenue based on the consideration expected to be received from the gaming platform.

The Company accounts for revenue from game publishing on a gross basis as the Company is acting as a principal who is primarily responsible for fulfilling the promise to publishing the game on the gaming platform.

Cost of revenue from game publishing consist of game development cost from developers.

(4)	Video marketing campaign services

The Company provides video marketing campaign services, which include video production, content alteration based on the customer’s specifications, and video publishing on designated influencers’ social media platforms. The Company identifies video marketing campaign services as a single performance obligation because the services in the contract cannot be distinct.

The customer cannot simultaneously receive and consume the benefits provided by the Company throughout the performance obligation process, and the customer does not have control on the video content as it is produced. Therefore, none of the criteria of ASC 606-10-25-27 is met, and the Company recognizes revenue from video marketing campaign services at a point in time when the customer takes control of the video. The transfer of control typically occurs when customers are able to direct the use of and obtain substantially all of the economic benefits of the video, which happens when the video production is completed and accepted by the customer.

Cost of revenue from video marketing campaign service consist of video production related cost such as labor and production supplies.

(5)	Social media advertising

The Company generates revenue from social media advertising by monetizing video content on social media platforms by allowing advertisement to be displayed within the Company’s video posting during the playback process.

Revenue from social media advertising is recognized by the Company when it fulfills its performance obligation at a point in time, which occurs when the Company grants the right to use of the license of the video content to the social media platform, and when the social media platform can derive substantial economic benefit from monetizing the video content. The revenue generated is contingent on a profit- sharing arrangement with the social media platform and is assessed based on multiple factors. These factors include viewer engagement, viewer location, the type of advertisements, the number of advertisements engaged with, and more. The transaction price will be entitled to be received by the Company upon monthly settlement with the social media platform. Consequently, the Company has determined that revenue from social media advertising is recognized at a point in time when it is probable that a significant reversal of the revenue recognized will not occur.

Cost of revenue from social media marketing service consist of video production related cost such as labor and production supplies.

The Company has elected to apply the practical expedient to expense costs as incurred for incremental costs to obtain a contract when the amortization period would have been one year or less. As of September 30, 2025 and March 31, 2025, the Company did not incur any incremental costs to obtain contract.

As of September 30, 2025 and March 31, 2025, the Company did not have any contract assets.

The Company recognized advance payments from its customer prior to revenue recognition as contract liability until the revenue recognition performance obligations are met. As of September 30, 2025 and March 31, 2025, the contract liabilities amounted to $2,599,140 and $505,323, respectively. For the six months ended September 30, 2025 and 2024, revenue recognized that was included in the beginning period contract liabilities balance amounted to $505,323 and $209,903, respectively. As of September 30, 2025 and March 31, 2025, there were no contracts with performance obligations beyond twelve months for revenue recognition.

Disaggregated information of revenues by products/services are as follows:

	For the Six Months Ended
	September 30, 2025	September 30, 2024
	(Unaudited)	(Unaudited)
Console game	$14,730,521	$14,593,174
Gaming hardware, computer accessories and other multimedia products	50,025,298	-
Console game code	30,982,542	34,476,448
Console game– subtotal	95,738,361	49,069,622

Game publishing	1,951,638	886,005

Video marketing campaign services	516,010	613,948
Social media advertising services	38,113	206,464
Media advertising services- subtotal	554,123	820,412

Other revenue	478,999	129,666

Total revenues	$98,723,121	$50,905,705

Warranty

The Company generally provides limited warranties for its products sold. At the time a sale is recognized, the Company records estimated future warranty costs under ASC 460. Such estimated costs for warranties are estimated at time of delivery and these warranties are not service warranties separately sold by the Company. Generally, the estimated claim rates of warranty are based on actual warranty experience or the Company’s best estimate. As the historical claim rates of warranty were immaterial, the Company did not accrue warranty reserves as of September 30, 2025 and March 31, 2025.

Advertisement expense

Advertising is mainly through online and offline promotion activities. Advertisement expenses amounted to $2,089,855 and $712,034 for the six months ended September 30, 2025 and 2024, respectively.

Deferred merger costs

Deferred merger costs consist primarily of expenses paid to attorneys, underwriters, and others direct costs related to the merger. Should the merger prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to expenses.

Defined contribution plan

Full-time employees of the Company are entitled to government-mandated defined contribution plan. The Company is required to accrue and pay for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant government regulations, and make cash contributions to the government-mandated defined contribution plan. Total expenses for the plans were $447,633 and $145,750 for the six months ended September 30, 2025 and 2024, respectively.

The related contribution plans include:

Singapore subsidiaries

—	Central Provident Fund (“CPF”) — 17.00% based on employee’s monthly salary for employees aged 55 and below, reduces progressively to 7.5% as age increase;

—	Skill Development Levy (“SDL”) — up to 0.25% based on employee’s monthly salary capped $8.3 (SGD 11.25).

Malaysian subsidiary

—	Social Security Organization (“SOSCO”) — 1.75% based on employee’s monthly salary capped of RM 4,000;

—	Employees Provident Fund (“EPF”) — 12% based on employee’s monthly salary; and

—	Employment Insurance System (“EIS”) — 0.2% based on employee’s monthly salary capped of RM 4,000.

Hong Kong subsidiaries

—	Mandatory Provident Fund (“MPF”) — 5% based on employee’s monthly salary capped of HKD 30,000;

Brazil subsidiary

—	Employees’ Severance Indemnity Fund (“FGTS”) — 8% based on employee’s monthly salary;

—	Social Security Contribution (“INSS”) — up to 14% based on employee’s monthly salary capped of BRL 7,507;

United Kingdom subsidiary

—	National Insurance Contribution (“NIC”) — up to 15.05% based on employee’s monthly salary, subject to statutory thresholds;

—	Workplace Pension — minimum 3% based on qualifying earnings;

Dubai subsidiary

—	General Pension and Social Security Authority (“GPSSA”) — 12.5% based on employee’s monthly salary;

People of republic of China (“PRC”) subsidiary

—	Social Security and Housing Provident Fund Contributions — Employers are required to contribute to five statutory social insurance programs (pension, medical, unemployment, maternity, and work-related injury) and the housing provident fund. The total employer contribution rate typically ranges from approximately 30% to 40% of each employee’s monthly salary, subject to minimum and maximum contribution bases set by local authorities. The exact contribution rates and bases vary by city and province.

Thailand subsidiary

—	Social Security and Statutory Employer Contributions — Under Thai law, employers are required to make statutory contributions on behalf of employees to the national Social Security Fund at a rate of 5% of each employee’s monthly salary, subject to a maximum contribution base of THB 15,000 per month. These contributions cover benefits such as sickness, maternity, disability, death, unemployment, and old-age pension. In addition, employers are required to contribute annually to the Workmen’s Compensation Fund at rates that vary based on industry risk classification.

Japan subsidiary

—	Social Security and Statutory Employer Contributions — Employers are required to make statutory contributions on behalf of employees to various social insurance programs, including employees’ pension insurance, health insurance (including nursing care insurance), employment insurance, and workers’ accident compensation insurance. Total employer contributions generally range from approximately 15% to 20% of each employee’s salary, subject to statutory contribution bases and caps determined by the Japanese authorities.

Goods and Services Taxes (“GST”) and Value Added Taxes (“VAT”)

Revenue represents the invoiced value of service, net of applicable GST or VAT. The GST is chargeable on gross sales price. In Singapore, GST rate is 9% for calendar year 2025. In the United Kingdom, VAT is 20%; in China, VAT is generally 13%, with reduced rates of 9% and 6% for specific industries; in Dubai, United Arab Emirates, VAT is 5%; and In Japan, consumption tax is 10%, with a reduced rate of 8% applicable to certain qualifying items. In Thailand, VAT is 7%. Entities that are GST/VAT-registered are allowed to offset qualified input GST/VAT paid to suppliers against their output GST/VAT liabilities. Net GST/VAT balance between input GST/VAT and output GST/VAT is recorded in tax payable or receivable.

Income taxes

The Company accounts for income taxes in accordance with ASC 740, Income tax. The charge for taxation is based on the results for the fiscal year and adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date

Deferred tax is calculated using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the unaudited condensed consolidated financial statements and the corresponding tax basis. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is more likely than not that taxable income will be utilized with prior net operating loss carried forwards using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be utilized. Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest were incurred related to underpayment of income tax for the six months ended September 30, 2025 and 2024.

The Company recognizes interest and penalties related to unrecognized tax benefits, if any, on the other expense line in the accompanying unaudited condensed consolidated statement of operation and comprehensive loss. Accrued interest and penalties are included on the other payables and accrued liabilities line in the unaudited condensed consolidated balance sheets.

The Company conducts a significant portion of its business activities in Singapore, Malaysia, Hong Kong, Thailand and the People’s Republic of China (“PRC”) and is subject to taxation in these jurisdictions. As a result of these activities, the Company’s subsidiaries file separate tax returns that are subject to examination by the respective foreign tax authorities. As of September 30, 2025, the tax returns for the Company’s Singapore entities for the years 2022 through 2025 remain open for statutory examination by the Singapore tax authorities. Similarly, the tax returns for the Company’s Hong Kong entities for the years 2020 through 2025 remain open for examination by the Hong Kong tax authorities. The tax returns for the Company’s Malaysia entity for the years 2021 through 2025 also remain open for examination by the Malaysian tax authorities. In addition, the tax return for the Company’s PRC entity for the year 2024 remains open for statutory examination by the PRC tax authorities. The tax returns for the Company’s Thailand entity for the years 2021 through 2025 remain open for examination by the Thai tax authorities.

Debt discount and issuance Costs

Debt discounts arise when the proceeds received from issuing debt, including convertible notes, are less than the principal amount due to embedded features, beneficial conversion features, or other allocated components. Debt issuance costs consist primarily of legal fees, professional fees, and other direct costs incurred in connection with the issuance of debt instruments. For debt instruments that are not measured at fair value under the fair value option, both the debt discount and debt issuance costs are recorded as direct reductions of the carrying amount of the related debt and are amortized to interest expense over the contractual term of the debt using the effective interest method.

When certain embedded features are required to be bifurcated and accounted for separately as derivative liabilities or other components, the related debt discount and debt issuance costs are allocated between the debt host and the bifurcated components using an approach that is consistent with the allocation of proceeds between the freestanding financial instruments. The portion allocated to the debt host is amortized to interest expense over the term of the debt, while the portion allocated to bifurcated derivative components is expensed as incurred. If the Company has elected to account for the convertible notes at fair value under the fair value option, all related debt issuance costs are expensed immediately in the period incurred.

The Company incurred debt issuance costs in connection with the issuance of bank loan (See Note 14), and convertible notes (See Note 16).

Share-based compensation

The Company accounts for share-based compensation awards to non-employees in accordance with FASB ASC Topic 718 amended by ASU 2018-07. Under FASB ASC Topic 718, stock compensation granted to non-employees has been determined as the fair value of the consideration received or the fair value of equity instrument issued, whichever is more reliably measured and is recognized as an expense as the goods or services are received. For awards settled in ordinary shares, fair value is determined based on the quoted market price of the Company’s ordinary shares on the measurement date. Compensation cost is recognized on a straight-line basis over the requisite service period.

Comprehensive loss

Comprehensive loss consists of two components, namely net loss and other comprehensive loss. Other comprehensive loss refers to revenue, expenses, gains and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net loss. Other comprehensive loss includes items such as results of foreign currency translation adjustment.

Loss per share

The Company computes earnings or loss per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income attributable to the Company divided by the weighted average ordinary share outstanding for the period. Diluted EPS presents the diluted effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the six months ended September 30, 2025 and 2024, the Company had the 16,500,000 and nil shares of warrants, respectively, outstanding which were not included in the calculation of diluted net loss per ordinary share because inclusion thereof would be anti-dilutive.

Fair value measurements

Fair value is defined as the price that would be received for an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. Valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs. When determining the fair value measurements for assets and liabilities, we consider the principal or most advantageous market in which it would transact and consider assumptions that market participants would use when pricing the asset or liability. The following summarizes the three levels of inputs required to measure fair value, of which the first two are considered observable and the third is considered unobservable:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The fair value for certain assets and liabilities such as cash and restricted cash, accounts receivable, net, amount due from related parties, other receivables and other current assets, prepayments, banking facilities, accounts payable, contract liabilities, amount due to related parties, other payables and accrued liabilities, and tax payables have been determined to approximate carrying amounts due to the short maturities of these instruments. The Company believes that its long-term bank facilities approximate the fair value based on current yields for debt instruments with similar terms.

The following table sets forth by level within the fair value hierarchy our financial asset and liability that were accounted for at fair value on a recurring basis As of September 30, 2025 and March 31, 2025:

	Carrying Value at September 30, 2025	Fair Value Measurement at September 30, 2025
	(Unaudited)	Level 1	Level 2	Level 3
Derivative asset attributable to Buy-Back Feature embedded in 2Game SPA	$170,000	$-	$-	$170,000
Investment in convertible notes	$2,508,204	$-	$-	$2,508,204
Contingent consideration for acquisition of 2Game	$1,121,726	$-	$-	$1,121,726
Derivative liabilities (Top-Up Shares)	$3,050,932	$-	$-	$3,050,932
Derivative liabilities (conversion feature)	$1,590,000	$-	$-	$1,590,000

	Carrying Value at March 31,	Fair Value Measurement at March 31, 2025
	2025	Level 1	Level 2	Level 3
Derivative asset attributable to Buy-Back Feature embedded in 2Game SPA	$269,119	$-	$-	$269,119
Contingent consideration for acquisition of 2Game	$1,121,006	$-	$-	$1,121,006
Derivative liabilities (Top-Up Shares)	$3,086,519	$-	$-	$3,086,519

The following is a reconciliation of the beginning and ending balance of the financial assets and liability measured at fair value on a recurring basis for the six months ended September 30, 2025 and years ended March 31, 2025:

Derivative Asset
Initial fair value of derivative assets attributable to Buy-Back Feature embedded in 2Game SPA	$269,119
Change in fair value of derivative asset	-
Ending balance As of March 31, 2025	269,119
Change in fair value of derivative asset	(110,271)
Exchange rate difference	11,152
Ending balance As of September 30, 2025 (unaudited)	$170,000

Investment in convertible notes
Acquired upon acquisition of Ban Leong	$2,597,253
Change in fair value of investment in convertible note	(82,796)
Exchange rate difference	(6,253)
Ending balance as of September 30, 2025 (unaudited)	$2,508,204

Contingent consideration for acquisition
Ending balance as of March 31, 2024	3,697,000
Payments of cash and share consideration	(3,068,835)
Change in fair value of contingent consideration for acquisition	545,428
Exchange rate difference	(52,587)
Ending balance as of March 31, 2025	1,121,006
Change in fair value of contingent consideration for acquisition	(78,906)
Exchange rate difference	79,626
Ending balance as of September 30, 2025 (unaudited)	$1,121,726

Convertible notes
Initial fair value of convertible notes	$33,025,000
Conversion of the convertible notes	(25,063,061)
Change in fair value of convertible notes upon conversion of the convertible notes	(5,254,103)
Fair value allocated to Top-Up Shares upon conversion of the convertible notes	(2,707,836)
Ending balance as of March 31, 2025 and September 30, 2025 (unaudited)	$-

Derivative liabilities (Top-Up Shares)
Fair value allocated to Top-Up Shares upon conversion of the convertible notes	$2,707,836
Change in fair value of derivative liability	378,683
Ending balance as of March 31, 2025	3,086,519
Change in fair value of derivative liability	(35,587)
Ending balance as of September 30, 2025 (unaudited)	$3,050,932
Derivative liabilities (Conversion feature)
Fair value allocated to conversion feature	$2,923,000
Conversion	(122,669)
Change in fair value of derivative liability	(1,210,331)
Ending balance as of September 30, 2025 (unaudited)	$1,590,000

Leases

The Company accounts for leases in accordance with ASU 2016-02, “Leases” (Topic 842).

If any of the following criteria are met, the Company classifies the lease as a finance lease:

●	The lease transfers ownership of the underlying asset to the lessee by the end of the lease term;

●	The lease grants the lessee an option to purchase the underlying asset that the Company is reasonably certain to exercise;

●	The lease term is for 75% or more of the remaining economic life of the underlying asset, unless the commencement date falls within the last 25% of the economic life of the underlying asset;

●	The present value of the sum of the lease payments equals or exceeds 90% of the fair value of the underlying asset; or

●	The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.

Leases that do not meet any of the above criteria are accounted for as operating leases.

The Company combines lease and non-lease components in its contracts under Topic 842, when permissible.

Finance and operating lease right-of-use (“ROU”) assets and lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. Since the implicit rate for the Company’s leases is not readily determinable, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is the rate of interest that the Company would have to pay to borrow, on a collateralized basis, an amount equal to the lease payments, in a similar economic environment and over a similar term.

Lease terms used to calculate the present value of lease payments generally do not include any options to extend, renew, or terminate the lease, as the Company does not have reasonable certainty at lease inception that these options will be exercised. The Company generally considers the economic life of its finance or operating lease ROU assets to be comparable to the useful life of similar owned assets. The Company has elected the short-term lease exception, therefore operating lease ROU assets and liabilities do not include leases with a lease term of twelve months or less. Its leases generally do not provide a residual guarantee.

The finance or operating lease ROU asset also excludes lease incentives. Lease expense is recognized on a straight-line basis over the lease term for operating lease. Meanwhile, the Company recognizes the finance leases ROU assets and interest on an amortized cost basis. The amortization of finance ROU assets is recognized on straight-line basis as amortization expense, while the lease liability is increased to reflect interest on the liability and decreased to reflect the lease payments made during the period. Interest expense on the lease liability is determined each period during the lease term.

The Company reviews the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of operating lease liabilities in any tested asset group and include the associated operating lease payments in the undiscounted future pre-tax cash flows. For the six months ended September 30, 2025 and 2024, the Company did not recognize impairment loss on its finance and operating lease ROU assets.

Related parties

The Company identifies related parties, accounts for and discloses related party transactions in accordance with ASC 850, “Related Party Disclosures” and other relevant ASC standards.

Corporations or individual parties are considered to be related if they have the ability, directly or indirectly, to control the Company or exercise significant influence over the Company in making financial and operating decisions. Entities are also considered to be related if they are subject to common control or common significant influence.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated.

Commitments and contingencies

The Company adheres to ASC 450, “Contingencies” for the recognition, measurement, and disclosure of commitments and contingencies. Contingencies, representing uncertainties related to potential liabilities or gains stemming from past events, are evaluated based on available information, legal counsel advice, and historical experience. The Company records accruals for losses when it is probable and reasonably estimable.

Recent accounting pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Company meets the definition of an emerging growth company and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

New Accounting Standards That Have Been Adopted:

On November 27, 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2023-07, Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 amends ASC 280, Segment Reporting(“ASC 280”) to expand segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the Company’s chief operating decision maker (“CODM”), the amount and description of other segment items, the title and position of the CODM, and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. ASU 2023-07 further permits disclosure of more than one measure of segment profit or loss and extends the full disclosure requirements of ASC 280 to companies with single reportable segments. The Company adopted ASU 2023-07 on April 1, 2024, and retrospectively apply to all periods presented in the unaudited condensed consolidated financial statement. The adoption of this ASU did not have a material impact on the unaudited condensed consolidated financial statements and related disclosures.

New Accounting Standards That Have Not Yet Been Adopted:

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements — codification amendments in response to SEC’s disclosure Update and Simplification initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows—Overall, 250-10 Accounting Changes and Error Corrections— Overall, 260-10 Earnings Per Share— Overall, 270-10 Interim Reporting— Overall, 440-10 Commitments—Overall, 470-10 Debt—Overall, 505-10 Equity—Overall, 815-10 Derivatives and Hedging—Overall, 860-30 Transfers and Servicing—Secured Borrowing and Collateral, 932-235 Extractive Activities— Oil and Gas—Notes to Financial Statements, 946-20 Financial Services— Investment Companies— Investment Company Activities, and 974-10 Real Estate—Real Estate Investment Trusts—Overall. The amendments represent changes to clarify or improve disclosure and presentation requirements of above subtopics. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the Codification with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For all other entities, the amendments will be effective two years later from the date of the SEC’s removal. The Company is currently evaluating the impact of the update on the Company’s unaudited condensed consolidated financial statements and related disclosures.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires the annual financial statements to include consistent categories and greater disaggregation of information in the rate reconciliation, and income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for public business entities for annual periods beginning after December 15, 2024, and interim periods within those annual periods; early adoption is permitted. Adoption is either with a prospective method or a fully retrospective method of transition. The Company is currently evaluating the impact of the update on the Company’s unaudited condensed consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-04, Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments, which clarifies the accounting guidance for induced conversions of convertible debt. The amendments clarify that, to account for a settlement as an induced conversion, an inducement offer must provide at least the consideration (in form and amount) issuable under the original conversion terms, even for instruments with cash conversion features. The amendments also clarify that the guidance applies to instruments not currently convertible, provided they had a substantive conversion feature at issuance and at the time of the inducement offer. The amendments aim to improve the relevance and consistency in application of the induced conversion guidance and are effective for annual periods beginning after December 15, 2025, with early adoption permitted for entities that have adopted ASU 2020-06. The Company is currently evaluating the impact of the update on the Company’s unaudited condensed consolidated financial statements and related disclosures.

On November 4, 2024, the FASB issued ASU No. 2024-03, Expense Disaggregation Disclosures (“ASU 2024-03”). ASU 2024-03 amends ASC 220, Comprehensive Income to expand income statement expense disclosures and require disclosure in the notes to the financial statements of specified information about certain costs and expenses. ASU 2024-03 is required to be adopted for fiscal years commencing after December 15, 2026, with early adoption permitted. The Company is currently evaluating the impact of adopting the standard on the unaudited condensed consolidated financial statements.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s unaudited condensed consolidated balance sheets, statements of operations and comprehensive income (loss) and statements of cash flow.